Prepaid Expenses and Other Current Assets	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Going Concern
Prepaid Expenses and Other Current Assets

As of March 31, 2018 and December 31, 2017, prepaid expenses and other current assets were as follows:

	March 31, 2018	December 31, 2017
Prepaid officers’ compensation	$406,766	$445,149
Prepaid directors’ compensation	117,766	147,207
Prepaid marketing expenses		13,750
Other prepaid expenses and current assets	15,069	28,616
Total	$539,601	$634,722

As of December 31, 2017, June 30, 2017, and June 30, 2016, prepaid expenses and other current assets consists of the following:

	December 31, 2017	June 30, 2017	June 30, 2016
Prepaid officers’ compensation	$445,149	$521,916	$1,334,261
Prepaid directors’ compensation	147,207	206,090	323,855
Prepaid marketing expenses	13,750	19,250	33,000
Other prepaid expenses and current assets	28,616	27,082	25,435
Total	$634,722	$774,338	$1,716,551